Restricted Net assets (Details) - PRC - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Restricted net assets	$ 1.6	$ 1.0
Undistributed earnings in equity investees	$ 59.8	$ 29.6